Average Annual Total Returns{- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-06 - Fidelity® Growth & Income Portfolio	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 1 year	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 5 years	Fidelity® Growth & Income Portfolio Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	30.37%	9.59%	12.50%	31.49%	11.70%	13.56%